Acquisitions and dispositions	12 Months Ended
Mar. 31, 2015
Acquisitions and dispositions
Acquisitions and dispositions

3. Acquisitions and dispositions

On April 2, 2012, NIDEC acquired all of the voting rights in The Minster Machine Company (“Minster”), which consists of machinery product category, particularly medium-sized and large-sized high-speed, high-rigidity press machines and large-sized press machines for dies for motor parts for cash of ¥9,202 million, in order to continue to pursue NIDEC’s group-wide growth strategy by seeking to increase sales by expanding our business not only in NIDEC’s existing electronic parts market but also in wider markets, including the beverage can and automobile parts markets. The Minster Machine Company was subsequently renamed Nidec Minster Corporation.

On May 31, 2012, NIDEC acquired all of the voting rights in Ansaldo Sistemi Industriali S.p.A. (“Nidec ASI”), an Italian company, which consists of automotive, appliance, commercial and industrial products business for cash of ¥36,564 million, where NIDEC has increasingly focused our efforts as one of the principal growth area, in order to accelerate the global expansion of NIDEC’s industrial motor business by gaining sales platforms in markets where NIDEC currently does not have significant sales and by expanding NIDEC’s product offering to include a wide range of products that are currently not in our product portfolio. Ansaldo Sistemi Industriali S.p.A was subsequently renamed Nidec ASI S.p.A.

On September 28, 2012, NIDEC acquired all of the voting rights in Avtron Industrial Automation, Inc. (“Avtron”), which consists of rich system engineering resources, experience, the customer relationship and a sales channel in North America for cash of ¥4,861 million, in order to strengthen the industrial motor and automation solutions business and accelerate our strategy to achieve synergies with acquired companies.

On October 2, 2012, NIDEC acquired 51.4% of the voting rights of SCD Co., Ltd. (“SCD”), a South Korean company, which consists of development, manufacturing and sale of motor drive units for refrigerators and motors for air conditioners for cash of ¥3,305 million, in order to gain an opportunity to enter into business with South Korean home appliance manufacturers that have a strong presence in emerging economies, and seek to expand sales of its rich product line-up.

On November 1, 2012, NIDEC acquired all of the voting rights in Kinetek Group Inc. (“Kinetek”), which conducts its commercial motor business on a global basis and occupies a leading position in various markets for commercial motors used in such end-products as elevators/escalators, commercial food refrigerators, floor care equipment, golf and utility vehicles, material handling vehicles and aerial lifts for cash of ¥35,697 million, in order to strengthen NIDEC’s commercial motor business.

On December 28, 2012, NIDEC acquired 51.0% of the voting rights of Nidec Kaiyu Auto Electric (Jiangsu) Co., Ltd. (“Kaiyu”), a Chinese company, which consists of development, manufacturing and sale of brush motors for electric power steering (“EPS”) systems and automotive fans for cash of ¥1,018 million, in order to acquire technologies for brush motors for EPS systems, which NIDEC currently does not possess, and business opportunities in the Chinese automobile market, new entry into which has been difficult.

On January 1, 2014, NIDEC acquired all of the voting rights in Mitsubishi Materials C.M.I. Corporation (“CMI”), a Japanese company, which consists of development, manufacturing and sale of small motors, electric contact products and other products for cash of ¥5,228 million, in order to strengthen our automotive product business and enhance our product portfolio.

On March 31, 2014, NIDEC acquired all of the voting rights in Honda Elesys Co., Ltd. (“Elesys”), a Japanese company, which consists of development, manufacturing and sale of automobile electronic control units for car bodies for cash of ¥24,320 million, mainly in order to combine our EPS motors with Elesys’ electronic control units (ECU) to be transformed into a module business, and create sales synergies by utilizing Nidec Group’s sales network for automotive motors.

On February 2, 2015, NIDEC acquired all of the voting rights in Geräte- und Pumpenbau GmbH Dr. Eugen Schmidt (“GPM”), a German company, which consists of development, manufacturing and sale of automotive oil pumps and modules for passenger cars and commercial vehicles for cash of ¥30,024 million, in order to further transform its business model from one based solely on motors to one based on modularization / systematization and to accelerate its shift to high value-added businesses.

On February 2, 2015, NIDEC disposed of all of the voting rights in Nidec Logistics Corporation to Maruzen Showa Unyu Co., Ltd. for cash of ¥5,000 million. Gain on sales of the subsidiary’s stocks of ¥1,182 million arising from the disposition was included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2015.

Pursuant to ASC 805 “Business Combinations,” previous year’s consolidated financial statements have been retrospectively adjusted to reflect NIDEC’s valuation of the fair values of the assets acquired and the liabilities assumed upon the acquisition of CMI and Elesys in the fiscal year ended March 31, 2014. During the three months ended December 31, 2014, NIDEC completed its valuation of such assets and liabilities of CMI and Elesys.

The effects of the adjustments for each consolidated financial statement were as follows:

Consolidated balance sheet as of March 31, 2014

Current assets ¥448 million, property, plant and equipment ¥(208) million, goodwill ¥(2,559) million, intangible assets ¥3,262 million, other noncurrent assets ¥77 million, liability ¥1,132 million and equity ¥(112) million.

All of intangible assets are subject to amortization and consist of customer relationships of ¥1,981 million, developed technologies of ¥1,280 million and other intangible assets of ¥1 million. NIDEC has estimated the weighted average amortization period for the customer relationships and developed technologies to be 6 years and 9 years, respectively.

Consolidated statement of income for the year ended March 31, 2014

Operating income ¥(204) million, income before income taxes ¥(204) million and net income attributable to Nidec Corporation ¥(132) million.

In addition, NIDEC is currently evaluating the fair values of the assets acquired and the liabilities assumed upon the acquisitions of GPM. These assets and liabilities have been recorded on NIDEC’s consolidated balance sheet based on preliminary management estimation as of March 31, 2015. NIDEC continues to gather information to evaluate primarily inventories, property, plant and equipment and intangible assets that NIDEC has acquired.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date.

Yen in millions
February 2, 2015
GPM
Cash and cash equivalents	¥2,740
Accounts receivable	7,325
Inventories	3,861
Other current assets	2,082
Property, plant and equipment	9,555
Goodwill	13,790
Intangible assets	48
Other non-current assets	767

Total assets acquired	40,168

Accounts payable	(2,861)
Other current liabilities	(4,618)
Other non-current liabilities	(2,665)

Total liabilities assumed	(10,144)

Noncontrolling interests	0

Net assets acquired	¥30,024

All goodwill was allocated to the Nidec Motors & Actuators segment and not considered to be tax-deductible.

Acquisition-related cost of ¥559 million was included in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2015.

The following represent the unaudited pro forma results of operations of NIDEC for the years ended March 31, 2013, 2014 and 2015, as if the acquisitions of these companies had occurred on April 1, 2012 and 2013. The unaudited pro forma results of operations are presented for comparative purposes only and are not necessarily indicative of the results of operations that may occur in the future or that would have occurred had the acquisitions been in effect on the dates indicated.

The unaudited pro forma results of operations of NIDEC for the years ended March 31, 2013 and 2014, as if the acquisitions of CMI and Elesys had occurred on April 1, 2012.

	Yen in millions
	For the year ended March 31 (Unaudited)
	2013	2014
Pro forma net sales	¥755,775	¥928,910
Pro forma net income	9,428	57,656

	Yen
Pro forma net income attributable to Nidec Corporation per share
— Basic	¥34.99	¥211.91
— Diluted	32.50	198.27

The unaudited pro forma results of operations of NIDEC for the years ended March 31, 2014 and 2015, as if the acquisition of GPM had occurred on April 1, 2013.

	Yen in millions
	For the year ended March 31 (Unaudited)
	2014	2015
Pro forma net sales	¥909,356	¥1,065,579
Pro forma net income	56,795	77,253

	Yen
Pro forma net income attributable to Nidec Corporation per share
— Basic	¥208.75	¥276.03
— Diluted	195.30	260.22

Note: NIDEC implemented a two-for-one stock split on its common stock as of April 1, 2014. Each pro forma net income attributable to Nidec Corporation per share has been adjusted to reflect the effect of the stock split.